PREPAID LAND LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Prepaid Land and Leases [Line Items]
Prepaid land leases	$ 12,611	$ 12,335
Less: Accumulated amortization	(2,439)	(2,129)
Deferred Costs, Leasing, Net	$ 10,172	$ 10,206